Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Assets to Reportable Segments

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization of intangible assets, certain general corporate expenses and various non-recurring and integration charges, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. We do not allocate assets to reportable segments because a significant portion of our assets are shared by segments.

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
Bracing and Vascular	$111,212	$101,452	$329,094	$281,687
Recovery Sciences	80,906	81,956	249,997	253,335
International	64,671	64,475	206,649	207,423
Surgical Implant	17,197	15,235	53,170	48,170

	$273,986	$263,118	$838,910	$790,615

Gross profit:
Bracing and Vascular	$57,306	$52,997	$169,148	$149,593
Recovery Sciences	61,656	61,573	189,167	191,836
International	34,815	36,472	114,696	118,376
Surgical Implant	12,670	10,698	39,858	34,239
Expenses not allocated to segments and eliminations	(758)	(6,085)	(2,293)	(15,138)

	$165,689	$155,655	$510,576	$478,906

Operating income:
Bracing and Vascular	$22,146	$18,844	$64,551	$54,339
Recovery Sciences	23,054	21,392	66,920	68,892
International	10,604	11,723	39,502	40,790
Surgical Implant	812	827	4,746	2,230
Expenses not allocated to segments and eliminations	(34,087)	(43,897)	(102,960)	(138,200)

	$22,529	$8,889	$72,759	$28,051

Information regarding our reportable business segments is presented in the table below (in thousands). Segment results exclude the impact of amortization and impairment of goodwill and intangible assets, certain general corporate expenses, and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. Moreover, we do not allocate assets to reportable segments because a significant portion of assets are shared by the segments.

	Year Ended December 31,
	2011	2010	2009
Net sales:
Bracing and Vascular	$387,928	$311,620	$298,759
Recovery Sciences	342,599	347,139	342,026
International	279,299	244,493	241,464
Surgical Implant	64,944	62,721	63,877

	$1,074,770	$965,973	$946,126

Gross profit:
Bracing and Vascular	$203,217	$170,786	$168,009
Recovery Sciences	258,920	265,196	257,466
International	161,142	143,562	137,142
Surgical Implant	46,860	46,031	49,799
Expenses not allocated to segments and eliminations	(13,507)	(4,872)	(5,009)

	$656,632	$620,703	$607,407

Operating (loss) income:
Bracing and Vascular	$75,095	$68,058	$70,805
Recovery Sciences	93,394	117,656	107,157
International	57,501	56,356	49,051
Surgical Implant	4,323	7,121	12,955
Expenses not allocated to segments and eliminations	(322,578)	(161,311)	(161,111)

	$(92,265)	$87,880	$78,857

Net Sales by Geographic Area

Following are our net sales by geographic area, based on location of customer (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
United States	$209,314	$198,643	$632,261	$583,193
Other Europe, Middle East and Africa	29,729	30,533	98,146	98,967
Germany	19,790	20,712	64,209	68,203
Australia and Asia Pacific	6,506	5,708	19,418	17,333
Canada	6,301	5,605	18,264	16,909
Latin America	2,346	1,917	6,612	6,010

	$273,986	$263,118	$838,910	$790,615

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2011	2010	2009
United States	$795,471	$718,601	$704,954
Germany	90,000	74,441	74,185
Other Europe, Middle East, and Africa	109,768	98,502	110,140
Asia Pacific	8,952	20,426	15,541
Other	70,579	54,003	41,306

	$1,074,770	$965,973	$946,126

Long-lived Assets by Geographic Area	Following are our long-lived assets by geographic area (in thousands):

	December 31, 2011	December 31, 2010
United States	$2,353,410	$2,269,213
International	153,351	160,982

	$2,506,761	$2,430,195